DERIVATIVES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Amounts of Outstanding Derivative Instruments

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of September 30, 2012 and December 31, 2011:

(in millions)	Balance Sheet Classification	September 30, 2012	December 31, 2011
Commodity swaps and futures	Current assets	$0.2	$—
Commodity swaps and futures	Noncurrent assets	1.9	—
Commodity swaps and futures	Current liabilities	(71.2)	(109.9)
Commodity swaps and futures	Noncurrent liabilities	(8.0)	—

Net liability position		$(77.1)	$(109.9)

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of December 31, 2011 and 2010:

(in millions)	Balance Sheet Classification	December 31, 2011	December 31, 2010
Commodity swaps and futures	Current liabilities	$109.9	$45.6
Commodity swaps and futures	Noncurrent liabilities	—	22.4

		$109.9	$68.0